DEFERRED TAX LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Beginning balance	$ 1,273	$ 1,316
Recognized in statements of income	(17)	(43)
Ending balance	1,256	1,273
Withholding Tax On Undistributed Profits [Member]
Beginning balance	0	0
Recognized in statements of income	0	0
Ending balance	0	0
Property Plant And Equipment [Member]
Beginning balance	1,273	1,316
Recognized in statements of income	(17)	(43)
Ending balance	$ 1,256	$ 1,273